SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized Contract Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capitalized Contract Cost [Line Items]
Current	$ 2,293	$ 9,497
Non-current	1,513	2,530
Total	3,806	12,027
Sales Commissions
Capitalized Contract Cost [Line Items]
Current	1,428	1,662
Non-current	1,513	2,530
Total	2,941	4,192
App Store Fees
Capitalized Contract Cost [Line Items]
Current	865	7,835
Non-current	0	0
Total	$ 865	$ 7,835